Financial Assets and Liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 19, 2021	Jun. 30, 2022
Disclosure Of Financial Instruments [Abstract]
Warrants fair value at grant date - November 19, 2021	$ 8,081	$ 2,200
Remeasurement of warrant liability		(5,896)
Closing Balance		$ 2,185